Recent accounting pronouncements	12 Months Ended
Mar. 31, 2019
Recent accounting pronouncements
Recent accounting pronouncements

3.Recent accounting pronouncements

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)" and issued certain transitional guidance and subsequent amendments between January 2018 and March 2019 within ASU 2018-01, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01 (collectively, including ASU 2016-02, "ASC 842"). ASU 2016-02 creates a new topic in ASC 842 "Leases" to replace the current topic in ASC 840 "Leases," which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the consolidated balance sheets and disclosing key information about leasing arrangements. ASC 842 affects both lessees and lessors, although for the latter the provisions are similar to the current model, but are updated to align with certain changes to the lessee model and also the new revenue recognition provisions contained in ASC 606. The new guidance is effective for the Company for the year ending March 31, 2020 and interim reporting periods during the year ending March 31, 2020. The Company adopted the new guidance beginning on April 1, 2019 using the modified retrospective method and no adjustments will be made to the comparative periods. As permitted under the transition guidance, the Company will carry forward the assessment of whether the contracts contain or are leases, classification of the leases and remaining lease terms. Based on the Company’s portfolio of leases as of March 31, 2019, approximately RMB24.9 billion of right-of-use assets and RMB19.4 billion of liabilities, primarily relating to property leases, will be recognized on the Company’s consolidated balance sheet upon adoption.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments — Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments," and issued subsequent amendments to the initial guidance and transitional guidance between November 2018 and May 2019 within ASU 2018-19, ASU 2019-04 and ASU 2019-05. ASU 2016-13 introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. Further, the new guidance indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The new guidance is effective for the Company for the year ending March 31, 2021 and interim reporting periods during the year ending March 31, 2021. Early adoption is permitted for the Company for the year ending March 31, 2020 and interim reporting periods during the year ending March 31, 2020. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company’s financial position, results of operations and cash flows.

In January 2017, the FASB issued ASU 2017-04, "Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment," which simplifies how an entity is required to test goodwill for impairment by eliminating step two from the goodwill impairment test. Step two of the goodwill impairment test measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with its carrying amount. The new guidance is effective prospectively for the Company for the year ending March 31, 2021 and interim reporting periods during the year ending March 31, 2021. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company’s financial position, results of operations and cash flows.

In August 2017, the FASB issued ASU 2017-12, "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities," and issued subsequent amendments to the initial guidance or transitional guidance within ASU 2019-04 in April 2019. ASU 2017-12 simplifies the application of hedge accounting and makes more financial and nonfinancial hedging strategies eligible for hedge accounting. It also amends the presentation and disclosure requirements and changes how companies assess effectiveness. The new guidance permits a qualitative effectiveness assessment for certain hedges instead of a quantitative test after the initial qualification, if the company can reasonably support an expectation of high effectiveness throughout the term of the hedge. Also, for cash flow hedges and net investment hedges, if the hedge is highly effective, all changes in the fair value of the derivative hedging instrument will be recorded in other comprehensive income. The Company adopted the new guidance prospectively beginning on April 1, 2019. At this time, the Company does not expect that the adoption of this guidance will have a material impact on the Company’s financial position, results of operations and cash flows.

In June 2018, the FASB issued ASU 2018-07, "Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting," which expands the scope of ASC 718 to include share-based payment transactions for acquiring goods and services from non-employees. An entity should apply the requirements of ASC 718 to non-employee awards except for specific guidance on inputs to an option pricing model and the attribution of cost. The amendments specify that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The Company adopted the new guidance beginning on April 1, 2019. The adoption of this guidance will impact the accounting of the share-based awards granted to non-employees but the Company does not expect that the adoption of this guidance will have a material impact on the Company’s financial position, results of operations and cash flows.

In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement," which eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of the FASB’s disclosure framework project. The new guidance is effective for the Company for the year ending March 31, 2021 and interim reporting periods during the year ending March 31, 2021. Early adoption is permitted for the adoption of either the entire ASU or only the provisions that eliminate or modify the requirements. The Company is evaluating the effects, if any, of the adoption of this guidance on the fair value disclosure in the consolidated financial statements.

In October 2018, the FASB issued ASU 2018-17, “Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities,” which provides guidance that indirect interests held through related parties under common control will be considered on a proportional basis when determining whether fees paid to decision makers and service providers are variable interests. These indirect interests were previously treated the same as direct interests. The consideration of indirect interests on a proportional basis is consistent with how indirect interests held through related parties under common control are treated when determining if a reporting entity within a related party group is the primary beneficiary of a VIE. The new guidance is effective retrospectively for the Company for the year ending March 31, 2021 and interim reporting periods during the year ending March 31, 2021 with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company’s financial position, results of operations and cash flows.

In November 2018, the FASB issued ASU 2018-18, “Collaborative Arrangements (Topic 808): Clarifying the Interaction Between Topic 808 and Topic 606.”  ASU 2018-18 clarifies that elements of collaborative arrangements could qualify as transactions with customers in the scope of ASC 606. The amendments require the application of existing guidance to determine the units of account in collaborative arrangement for purposes of identifying transactions with customers. For transactions outside the scope of ASC 606, companies can apply elements of ASC 606 or other relevant guidance by analogy, or apply a reasonable accounting policy if there is no appropriate analogy. ASU 2018-18 is effective retrospectively for the Company for the year ending March 31, 2021 and interim reporting periods during the year ending March 31, 2021. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company’s financial position, results of operations and cash flows.

In March 2019, the FASB issued ASU 2019-02, “Entertainment—Films—Other Assets—Film Costs (Subtopic 926-20) and Entertainment— Broadcasters—Intangibles—Goodwill and Other (Subtopic 920-350)”. This guidance aligns the accounting guidance for production costs for (1) films and (2) episodic content produced for television series and streaming services. This new guidance also clarifies when a company should test films and license agreements for program material for impairment at the film-group level, amends the presentation and disclosure requirements for produced or licensed content and addresses statement of cash flows classification for license arrangements. The new guidance is effective prospectively for the Company for the year ending March 31, 2021 and interim reporting periods during the year ending March 31, 2021. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of this guidance on the Company’s financial position, results of operations and cash flows.

In April 2019, the FASB issued ASU 2019-04 "Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments." Apart from the amendments to ASU 2016-13 and ASU 2017-12 mentioned above, the ASU also included subsequent amendments to ASU 2016-01, which the Company adopted in April 2018 (Note 2(t)). The guidance in relation to the amendments to ASU 2016-01 is effective for the Company for the year ending March 31, 2021 and interim reporting periods during the year ending March 31, 2021. Early adoption is permitted. The Company is evaluating the effects, if any, of the adoption of these guidance on the Company's financial position, results of operations and cash flows.